CREDIT FACILITIES AND LONG-TERM DEBT (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt, Gross	€ 1,789	€ 2,049
Less current maturities	(480)	(504)
Total	1,309	1,545
Mortgage Loan [Member]
Long-term Debt, Gross	1,440	1,560
Equipment Loan [Member]
Long-term Debt, Gross	125	188
Financing Loan [Member]
Long-term Debt, Gross	115	137
Research Loan [Member]
Long-term Debt, Gross	0	37
Financing Loan 1 [Member]
Long-term Debt, Gross	57	64
Equipment Loan 1 [Member]
Long-term Debt, Gross	€ 52	€ 63